AdvisorShares EquityPro ETF (Prospectus Summary) | AdvisorShares EquityPro ETF
AdvisorShares EquityProETF (NYSE Arca Ticker: EPRO)
INVESTMENT OBJECTIVE
The AdvisorShares EquityPro ETF (the “Fund”) seeks long-term capital growth.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares EquityPro ETF AdvisorShares EquityPro ETF
MANAGEMENT FEES	0.80%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.33%
ACQUIRED FUND FEES AND EXPENSES	0.06%	[1]
TOTAL ANNUAL OPERATING EXPENSES	1.19%
RECAPTURED EXPENSE	0.12%	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE RECAPTURED EXPENSE	1.31%
[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds in which it invests.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. Pursuant to the expense limitation agreement, the Advisor may recapture any fees and/or expenses the Advisor waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurred to the extent such recapture does not cause the Fund to exceed any applicable expense limitation in place for the Fund. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination by the Advisor to be effective as of the close of business on the last day of the then-current one-year period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| AdvisorShares EquityPro ETF | AdvisorShares EquityPro ETF | USD ($)	133	390	666	1,454

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 349% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is, in part, a ‘‘fund of funds’’ that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (“ETFs’’).  The Fund may also invest in common stock of issuers of any capitalization range and American Depositary Receipts (“ADRs”).  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund implements a global equity allocation, which may include U.S. equities, non-U.S. developed market equities, and emerging market equities.

The Elements Financial Group, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by actively managing the Fund’s portfolio from a “top-down” perspective, focusing on tactical asset allocation and sector allocation among global equities. Prior to making an investment for the Fund, the Sub-Advisor will consider two indicators: (i) the 200-day moving average of the S&P 500 Index (the “Index”) and (ii) an inverted U.S. yield curve. If the Index is below its 200-day moving average or if the U.S. yield curve is inverted, the Sub-Advisor will maintain a defensive position in the Fund’s portfolio by reducing its investments in equities to approximately 20% of its net assets and investing the remaining assets in cash and/or fixed income securities. In deciding if, when, and how to implement this investment process, the Sub-Advisor may consider other factors including, but not limited to, market volatility and/or geopolitical noise, such as economic, political, or other risk factors that could materially impact securities markets.

The Fund’s asset allocation and performance baseline benchmark is the Index. The Index consists of ten separate economic sectors – each of which has a weighting in the Index as a whole. The Sub-Advisor will seek to add value in the Fund by overweighting sectors that are expected to perform well and underweighting sectors that are expected to perform poorly. As such, this strategy will result in sector weights that may be significantly different than the Index.

The Sub-Advisor seeks to maintain diversification among global economic sectors, and will consider the following factors when selling investments in the Fund’s portfolio: (i) current market environment; (ii) targeted exposures among equity sectors; (iii) historical performance of a specific sector; (iv) changes in sector volatility; and (v) identification of a better opportunity. The term “global economic sectors” refers to the ten industry standard equity sectors established by Global Industry Classification Standard (GICS).

The Fund may invest up to 10% of its net assets in U.S.-listed options, a type of derivative, to gain market exposure and/or hedge against market declines. On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETFs that invest in these and other highly liquid instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that seek to achieve their investment objectives by investing directly in the securities held by ETFs, by investing in a different selection of ETFs, or by pursuing a different allocation of assets among such ETFs.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange-Traded Fund Investment Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the securities or instruments held or tracked by an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

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Concentration Risk .An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector. When an ETF is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

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Emerging Markets Risk .There is an increased risk of price volatility associated with an ETF’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Equity Risk .The prices of equity securities in which an ETF invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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Foreign Currency Risk . Currency movements may negatively impact the value of an ETF portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain of the ETFs may not hedge against the risk of currency exchange rate fluctuations, while other ETFs may if there is volatility in currency exchange rates.

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Foreign Securities Risk . An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

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Tracking Error Risk . Tracking error can arise due to factors such as the effect of transaction fees and expenses incurred by an ETF, changes in composition of an ETF’s benchmark, and the ability of the ETF’s manager or sponsor to successfully implement his or her investment strategy.

Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities also are subject to the risk that an issuer of a fixed income security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Options Risk.  Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying security. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management as well as the ability of the Fund to meet other current obligations.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI World Index, which is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com .

Return

The Fund’s year-to-date total return as of September 30, 2015 was -1.89%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.32%	4Q/2013
Lowest Return	-2.62%	3Q/2014

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2014
Average Annual Total Returns - - AdvisorShares EquityPro ETF		Label	1 Year	Since Inception	Inception Date
AdvisorShares EquityPro ETF		Return Before Taxes Based on NAV	2.22%	9.62%	Jul. 10, 2012
AdvisorShares EquityPro ETF | After Taxes on Distributions	[1]	Return After Taxes on Distributions	1.36%	9.00%	Jul. 10, 2012
AdvisorShares EquityPro ETF | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares	1.50%	7.25%	Jul. 10, 2012
MSCI World Index		MSCI World Index (Reflects no deduction for fees, expenses, or taxes)	4.94%	16.94%	Jul. 10, 2012
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.